Commitments, contingent liabilities and contingent assets - Environmental costs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	$ 114	$ 113	$ 99
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	191	188	165
Environmental
Commitments and contingent liabilities
Provisions	$ 112	$ 131	$ 90